Cover	Sep. 30, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	001-42253
Entity Registrant Name	Silexion Therapeutics Corp
Entity Central Index Key	0002022416
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12 Abba Hillel Road
Entity Address, City or Town	Ramat-Gan
Entity Address, Country	IL
Entity Address, Postal Zip Code	5250606
City Area Code	+972
Local Phone Number	3-756-4999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Ordinary Shares, par value $0.135 per share
Trading Symbol	SLXN
Security Exchange Name	NASDAQ
Warrants Exercisable For Ordinary Shares [Member]
Title of 12(b) Security	Warrants exercisable for Ordinary Shares at an exercise price of $15,525.00 per share
Trading Symbol	SLXNW
Security Exchange Name	NASDAQ